Income From Continuing Operations before Income Tax Expense by Category (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Before Income Taxes [Line Items]
United States					$ 728	$ 881	$ 710
International					804	732	851
Income from continuing operations before income taxes	$ 354	$ 309	$ 1,075	$ 1,132	$ 1,532	$ 1,613	$ 1,561